Fair Value Disclosures - Summary of the Change in Balance Sheet Carrying Value Associated with Level 3 Financial Assets Carried at Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	$ 18.2	$ 28.2
Total (losses) gains (realized/unrealized) included in earnings	0.1	1.5
Net unrealized gains (losses) included in other comprehensive income	0.1	(1.6)
Purchases	29.0	5.5
Sales	(8.6)	(13.9)
Transfers in	0.3	0.1
Transfers out	(20.3)	(1.6)
Balance, end of period	18.8	18.2
Other assets
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	0.3	0.4
Total (losses) gains (realized/unrealized) included in earnings	(0.1)	(0.1)
Net unrealized gains (losses) included in other comprehensive income	0.0	0.0
Purchases	0.0	0.0
Sales	0.0	0.0
Transfers in	0.0	0.0
Transfers out	0.0	0.0
Balance, end of period	0.2	0.3
States, municipalities and political subdivisions
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	0.0	0.0
Total (losses) gains (realized/unrealized) included in earnings	0.1	0.0
Net unrealized gains (losses) included in other comprehensive income	(0.1)	0.0
Purchases	29.0	1.3
Sales	(7.4)	(1.3)
Transfers in	0.0	0.0
Transfers out	(16.9)	0.0
Balance, end of period	4.7	0.0
Commercial mortgage-backed
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	3.2	0.1
Total (losses) gains (realized/unrealized) included in earnings	0.1	0.0
Net unrealized gains (losses) included in other comprehensive income	0.0	(0.2)
Purchases	0.0	3.4
Sales	0.0	(0.1)
Transfers in	0.0	0.0
Transfers out	0.0	0.0
Balance, end of period	3.3	3.2
U.S. corporate
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	3.6	10.7
Total (losses) gains (realized/unrealized) included in earnings	0.0	0.5
Net unrealized gains (losses) included in other comprehensive income	0.3	(0.6)
Purchases	0.0	0.8
Sales	(0.6)	(6.3)
Transfers in	0.3	0.1
Transfers out	(3.4)	(1.6)
Balance, end of period	0.2	3.6
Foreign corporate
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	10.0	15.9
Total (losses) gains (realized/unrealized) included in earnings	0.0	1.1
Net unrealized gains (losses) included in other comprehensive income	(0.1)	(0.8)
Purchases	0.0	0.0
Sales	(0.6)	(6.2)
Transfers in	0.0	0.0
Transfers out	0.0	0.0
Balance, end of period	9.3	10.0
Non-redeemable preferred stocks
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	1.1	1.1
Total (losses) gains (realized/unrealized) included in earnings	0.0	0.0
Net unrealized gains (losses) included in other comprehensive income	0.0	0.0
Purchases	0.0	0.0
Sales	0.0	0.0
Transfers in	0.0	0.0
Transfers out	0.0	0.0
Balance, end of period	$ 1.1	$ 1.1